CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Jun. 05, 2019	Dec. 31, 2018	Jul. 02, 2018
Equity
Common shares, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Common shares, authorized (in shares)	138,880,000	138,880,000	138,880,000		111,111,111
Common shares, issued (in shares)	100,384,435	100,234,973		100,000,000	100,000,000